SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14 – SUBSEQUENT EVENTS

Subsequent to the end of the quarter, we entered into a Securities Purchase Agreement whereby we issued Senior Secured Convertible Notes in the aggregate original principal amount of $3,675,000.

NOTE 15 – SUBSEQUENT EVENTS (UNAUDITED)

Subsequent to the end of the fiscal year, our CEO converted his $360,000 note payable plus $45,496 in accrued interest and $69,231 of accrued compensation into 632,968 shares of common stock. Additionally, other employees converted $283,290 in accrued compensation into 377,717 shares of common stock. Another note holder converted $200,000 in principal and $40,953 in accrued interest into 438,096 shares of common stock.